Risk Management Activities - Effect on Cash Flow Hedges (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, before tax	$ 77	$ (9)	$ 136
Other comprehensive income that will be reclassified to profit or loss, net of tax	(19)	(11)	82
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(53)	(57)	(138)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Accumulated other comprehensive income (Note 26)	454	481
Reserve of exchange differences on translation
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income (Note 26)	(21)	17	(26)
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, before tax	77	(9)	163
Foreign exchange forwards on project hedges
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, before tax			(1)
Foreign exchange forwards on US debt
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, before tax		0	0
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, before tax			(26)
Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, before tax	0	0	0
Revenue | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(59)	(67)	(172)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Property, plant and equipment | Foreign exchange forwards on project hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income			0
Gain (loss) on hedge ineffectiveness recognised in profit or loss			0
Profit (Loss)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss			31
Interest expense | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	6	7	7
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Foreign exchange (gain) loss
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss			15
Foreign exchange (gain) loss | Foreign exchange forwards on US debt
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		3	3
Gain (loss) on hedge ineffectiveness recognised in profit or loss		$ 0	0
Foreign exchange (gain) loss | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income			24
Gain (loss) on hedge ineffectiveness recognised in profit or loss			$ 0
Scenario, Forecast
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 68